COMMITMENTS (Tables)	9 Months Ended
Sep. 30, 2022
Schedule of Commitments
	September 30, 2022	December 31, 2021
Not later than one year	$84	$96
Later than one year and not later than five years	331	330
Later than five years	396	462
	$811	$888